Taxes on Earnings Taxes on Earnings (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Operating Loss Carryforwards	$ 173
Operating Loss Carryforwards, Valuation Allowance	142
Valuation Allowance, Deferred Tax Asset, Change in Amount	(29)	$ 3
Undistributed Earnings of Foreign Subsidiaries	770
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	39	23	$ 23
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	5	2
Income Tax Examination, Penalties and Interest Accrued	3	3
State and Local Jurisdiction [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Other	2	$ 9
Non-U.S. [Member] | Capital Loss Carryforward [Member]
Tax Credit Carryforward, Amount	$ 298
Minimum [Member]
Operating Loss Carryforwards, Expiration Date	Jul. 31, 2016
Effective Income Tax Rate At Statutory Tax Rate	16.00%
Minimum [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward, Expiration Date	Jul. 29, 2018	Jul. 29, 2018
Maximum [Member]
Operating Loss Carryforwards, Expiration Date	Jul. 31, 2035
Effective Income Tax Rate At Statutory Tax Rate	35.00%
Maximum [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward, Expiration Date	Jul. 28, 2024	Jul. 28, 2024
Tax Loss Carryforwards Expiring 2016 to 2035 [Member]
Operating Loss Carryforwards	$ 127
Tax Loss Carryfowards Indefinitely [Member]
Operating Loss Carryforwards	$ 46